Document and Entity Information	May 01, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2025
Entity Registrant Name	Repare Therapeutics Inc.
Entity Incorporation State Country Code	A8
Entity File Number	001-39335
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	7171 Frederick-Banting, Building 2
Entity Address Address Line 2	Suite 270
Entity Address City Or Town	St-Laurent
Entity Address State Or Province	QC
Entity Address Country	CA
Entity Address Postal Zip Code	H4S 1Z9
City Area Code	857
Local Phone Number	412-7018
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value
Trading Symbol	RPTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001808158